UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: September 30th

Date of Reporting Period: October 1, 2024 – September 30, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This annual shareholder report contains important information about the RiverNorth Active Income ETF  for the period of October 1, 2024 to September 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://true-shares.com/cefz/ for additional information.

ANNUAL SHAREHOLDER REPORT

September 30, 2025

Cboe BZX Exchange, Inc. : CEFZ

RIVERNORTH ACTIVE INCOME ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Active Income ETF	$166	1.55%

HOW DID THE FUND PERFORM THE PAST YEAR?

RiverNorth Active Income ETF delivered a positive return of 13.84%, compared to its benchmarks' returns of 2.88% for the Bloomberg U.S. Aggregate Bond Index and 17.60% for the S&P 500 Index.

U.S. equities solid gains for the period were underpinned by resilient corporate earnings, moderating inflation, and expectations of rate cuts by the Federal Reserve. Fixed income securities had modest gains over the same period as falling yields offset earlier losses from higher-for-longer interest-rate concerns.

The Fund’s exposure to Closed-End Funds, which collectively hold a diversified mix of equity and fixed income securities, was the primary contributor to performance for the year. The Fund’s exposure to BDCs slightly detracted from performance over the period.

Note: The Fund’s performance includes information prior to the close of business on August 1, 2025, when the Fund operated as an open-end mutual fund.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

RiverNorth Active Income ETF
Bloomberg US Aggregate Bond Index
S&P 500 Index
60% S&P 500 and 40% US Aggregate Bond
$42k
$38k
$34k
$30k
$26k
$22k
$18k
$14k
$10k
$6k
Sep'15
Sep'16
Sep'17
Sep'18
Sep'19
Sep'20
Sep'21
Sep'22
Sep'23
Sep'24
Sep'25

	RiverNorth Active Income ETF	Bloomberg US Aggregate Bond Index	S&P 500 Index	60% S&P 500 and 40% US Aggregate Bond
Sep'15	10000	10000	10000	10000
Sep'16	11498	10519	11543	11143
Sep'17	13166	10527	13691	12357
Sep'18	13917	10399	16143	13592
Sep'19	14366	11470	16830	14557
Sep'20	13902	12271	19380	16376
Sep'21	18431	12161	25194	19146
Sep'22	15320	10385	21296	16304
Sep'23	17017	10452	25900	18425
Sep'24	21243	11662	35315	23211
Sep'25	24167	11998	41530	25921

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$35,776,296
# of Portfolio Holdings	51
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$406,224

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	10 YRS
RiverNorth Active Income ETF	13.84%	11.71%	9.23%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
60% S&P 500 and 40% US Aggregate Bond	11.67%	9.62%	9.99%
S&P 500 Total Return Index	17.60%	16.47%	15.30%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://true-shares.com/cefz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Rights	0.00%
Real Estate	3.69%
Business Development Company	3.71%
Money Market Funds	11.70%
Exchange-Traded Fund	13.01%
Closed-End Fund	67.89%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Guernsey	12.72%
United States	87.28%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, dated July 30, 2025 at https://www.true-shares.com/cefz/ or upon request by calling 877-774-TRUE (8783).

On June 30, 2025, RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the "Predecessor Fund") terminated its Class R share Rule 12b-1 plan.

On July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

The Fund acquired all of assets and liabilities of the Predecessor Fund in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund which ceased operations as of the date of the reorganization.

The name of the Predecessor Fund was the RiverNorth Core Opportunity Fund whereas the name of the Fund is the RiverNorth Active Income ETF.

The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.89%. Distribution (12b-1) Fees for Class R shares of the Predecessor Fund, prior to June 30, 2025, were 0.25%, whereas the Fund does not have a 12b-1 Plan. Due to the Fund's unitary fee arrangement, its annual operating expenses are lower than the annual operating expenses of the Predecessor Fund.

The principal investment strategy of the Predecessor Fund included investments in Special Purpose Acquisition Companies ("SPACs") whereas the Fund does not invest in SPACs as part of its principal investment strategy. Accordingly, the Predecessor Fund was subject to risks of investing in SPACs whereas the Fund is not subject to such risks. The Fund is also subject to certain risks unique to operating as an ETF whereas the Predecessor Fund was subject to certain risks unique to operating as a mutual fund.

The investment adviser of the Predecessor Fund was RiverNorth Capital Management, LLC, which is now the sub-adviser to the Fund. The investment adviser of the Fund is TrueMark Investments, LLC.

RIVERNORTH ACTIVE INCOME ETF

ANNUAL SHAREHOLDER REPORT

September 30, 2025

Cboe BZX Exchange, Inc. : CEFZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://true-shares.com/cefz/.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)       Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)       Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3)       Compliance with applicable governmental laws, rules, and regulations;

(4)       The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)       Accountability for adherence to the code.

(c)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d)	During the period covered by this report, the Registrant had not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e)	Not applicable.

(f)	The Registrant’s code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Kimberly Storms is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,100 for the fiscal year ended September 30, 2025.

(b)	Audit-Related Fees: The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and which are not reported under (a) of this Item were $0 for the fiscal year ended September 30, 2025.

(c)	Tax Fees: Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,500 for the fiscal year ended September 30, 2025.

(d)	All Other Fees: The aggregate fees billed for services other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2025.

(e)(1)	The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services. Under the audit committee’s charter, pre-approval of permitted non-audit services by the Registrant’s accountant is not required if: (i) the aggregate amount of all permitted non-audit services is not more than 5% of the total revenues paid by the Registrant to the accountant in the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the audit committee and approved by the audit committee or a designated audit committee member prior to the completion of the audit of the Registrant’s annual financial statements.

(e)(2)	There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended September 30, 2025.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services by Registrant’s independent registered public accounting firm to the Registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the Registrant that were not pre-approved by the Committee was compatible with maintaining the independence of the independent registered public accounting firm.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by its Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 as amended. The members of the Registrant’s audit committee are Kimberly Storms and Steven Norgaard.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

RiverNorth Active Income ETF

(Cboe BZX Exchange, Inc.: CEFZ)

Annual Financial Statements

September 30, 2025

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2025

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 3.71%
Barings BDC, Inc.	20,466	$179,282
Blue Owl Technology Finance Corp.	5,541	76,577
Carlyle Secured Lending, Inc.	18,113	226,412
FS KKR Capital Corp.	5,301	79,144
Golub Capital BDC, Inc.	4,678	64,042
Kayne Anderson BDC, Inc.	1,340	17,849
Morgan Stanley Direct Lending Fund	24,976	401,614
Oaktree Specialty Lending Corp.	21,472	280,210

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,452,601)		1,325,130

	Shares	Value
COMMON STOCKS - 3.68%
Real Estate - 3.68%
Howard Hughes Holdings, Inc.(a)	16,038	1,317,842

TOTAL COMMON STOCKS
(Cost $1,102,995)		1,317,842

	Shares	Value
CLOSED-END FUNDS - 67.80%
Abrdn Emerging Markets ex China Fund, Inc.	94,662	613,410
Abrdn Income Credit Strategies Fund	29,796	172,817
Abrdn Total Dynamic Dividend Fund	22,431	212,197
BlackRock Health Sciences Term Trust	25,304	364,884
BlackRock Income Trust, Inc.	3	34
BlackRock Multi-Sector Income Trust	21,459	287,336
BlackRock MuniHoldings New York Quality Fund, Inc.	37,343	381,645
BlackRock MuniYield New York Quality Fund, Inc.	42,526	422,283
BlackRock MuniYield Quality Fund III, Inc.	17,503	193,933
BlackRock Resources & Commodities Strategy Trust	126,565	1,287,166
BlackRock Science and Technology Term Trust	55,000	1,218,800
Blackstone Senior Floating Rate 2027 Term Fund	72,134	1,014,204
Calamos Long/Short Equity & Dynamic Income Trust	78,576	1,272,931
ClearBridge Energy Midstream Opportunity Fund, Inc.	3	135
Clough Global Dividend and Income Fund	60,260	358,547
Clough Global Equity Fund	191,913	1,460,458
Clough Global Opportunities Fund	195,000	1,111,500
First Trust High Yield Opportunities 2027 Term Fund	31,414	455,189
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	68,712	669,942
India Fund, Inc.	9,758	142,955
Kayne Anderson Energy Infrastructure Fund	44,451	549,859
Liberty All-Star Equity Fund	14,226	90,193

	Shares	Value
CLOSED-END FUNDS - 67.80% (continued)
Nuveen Dow 30sm Dynamic Overwrite Fund	9,163	$136,437
Nuveen Municipal Value Fund, Inc.	47,200	423,856
Nuveen Real Estate Income Fund	13,786	112,769
Pershing Square Holdings Ltd.	73,553	4,545,576
PIMCO High Income Fund	76,922	383,841
PIMCO Income Strategy Fund II	44,181	335,334
Royce Micro-Cap Trust, Inc.	98,533	1,023,758
Royce Small-Cap Trust, Inc.	69,041	1,113,631
Saba Capital Income & Opportunities Fund	99	769
Saba Capital Income & Opportunities Fund II	208,014	1,897,088
Special Opportunities Fund, Inc.	14,552	225,556
Voya Emerging Markets High Dividend Equity Fund	33,384	209,314
Western Asset Inflation-Linked Opportunities & Income Fund	176,516	1,569,227

TOTAL CLOSED-END FUNDS
(Cost $18,725,816)		24,257,574

	Shares	Value
EXCHANGE-TRADED FUNDS - 12.99%
Invesco RAFI Emerging Markets ETF	54,236	1,378,679
iShares 10+ Year Investment Grade Corporate Bond ETF	18,089	932,307
iShares Flexible Income Active ETF	43,889	2,336,650

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,112,942)		4,647,636

	Shares	Value
RIGHTS - 0.00%(a)
BlackRock Income Trust, Inc.
Subscription Price $0.01, Expires 10/16/2025	3	0
ClearBridge Energy Midstream Opportunity Fund, Inc.
Subscription Price $0.01, Expires 10/10/2025	3	0
Cohen & Steers Infrastructure Fund, Inc.
Subscription Price $0.01, Expires 10/16/2025	5	0

TOTAL RIGHTS
(Cost $—)		0

See Notes to Financial Statements

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued)

	Shares	Value
MONEY MARKET FUNDS - 11.69%
State Street Institutional Treasury Money Market Fund, 4.06% (7-day yield)(b)	4,181,362	$4,181,362

TOTAL MONEY MARKET FUNDS
(Cost $4,181,362)		4,181,362

TOTAL INVESTMENTS - 99.87%
(Cost $29,575,716)		$35,729,544

Other Assets in Excess of Liabilities - 0.13%		46,752

NET ASSETS - 100.00%		$35,776,296

(a)	Non-income producing security.

(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Ltd. – Limited

See Notes to Financial Statements

RiverNorth Active Income ETF

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025

ASSETS:
Investments, at value	$35,729,544
Cash	5,574
Foreign currencies, at value	314
Receivable for investments sold	105,598
Dividends receivable	59,110
Other assets	2,185
Total Assets	35,902,325
LIABILITIES:
Payable to Investment Advisor	26,578
Payable for investments purchased	74,403
Professional fees payable	24,600
Other payables and accrued expenses	448
Total Liabilities	126,029
NET ASSETS	$35,776,296

NET ASSETS CONSIST OF
Paid in capital	$32,713,388
Total distributable earnings	3,062,908
NET ASSETS	$35,776,296

INVESTMENTS, AT COST	$29,575,716
FOREIGN CURRENCIES, AT COST	$279

Net asset value:
Net assets	$35,776,296
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,364,455
Net asset value, price per share	$8.20

See Notes to Financial Statements

RiverNorth Active Income ETF

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2025*

INVESTMENT INCOME:
Dividends	$1,407,991
Interest and other income	265,636
Total Investment Income	1,673,627
EXPENSES:
Investment advisory fees	406,224
Administrative fees	32,993
Transfer agent fees	49,966
Registration fees	36,148
12b-1 fees – Class R shares(a)	28,975
Audit fees	27,118
Compliance expenses	15,115
Legal fees	9,579
Facility loan fees	7,541
Custodian fees	5,747
Trustee fees	4,781
Other expenses	16,984
Total Expenses	641,171
NET INVESTMENT INCOME	1,032,456
Net realized gain on:
Investments	2,705,720
Investments sold in-kind	169,092
Total Net Realized Gain	2,874,812
Long-term capital gain distributions from other investment companies	108,965
Net change in unrealized appreciation/depreciation on:
Investments	981,753
Foreign currency related translations	15
Total Net Change in Unrealized Appreciation/Depreciation	981,768
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,965,545
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,998,001

*	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund’s Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund’s Class R Shares, which ceased operations as of the date of the reorganization.

(a)	The Board of Trustees of the RiverNorth Funds approved the termination of the Predecessor Fund’s Class R share Rule 12b-1 plan, effective June 30, 2025.

See Notes to Financial Statements

RiverNorth Active Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025 (a)	For the Year Ended September 30, 2024 (a)
OPERATIONS
Net investment income	$1,032,456	$1,191,185
Net realized gain	2,874,812	1,118,215
Long-term capital gain from other investment companies	108,965	7,043
Net change in unrealized appreciation/depreciation	981,768	7,775,920
Net increase in net assets resulting from operations	4,998,001	10,092,363
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Shares of beneficial interest(b)	(1,343,665)	(1,512,964)
Class I(c)	(1,204,425)	(838,913)
From tax return of capital(b)	(207,998)	—
Class I(c)	(139,581)	—
Net decrease in net assets from distributions	(2,895,669)	(2,351,877)
BENEFICIAL INTEREST TRANSACTIONS(b)
Shares sold	953,782	260,679
Dividends reinvested	928,057	830,330
Shares redeemed	(5,983,421)	(4,411,797)
Shares issued in connection with reorganization (Note 1)	22,163,161	—
Net increase/decrease in net assets derived from share transactions	18,061,579	(3,320,788)
Class I(c)
Shares sold	2,084,480	2,025,510
Dividends reinvested	1,236,113	1,385,727
Shares redeemed	(11,202,871)	(5,391,971)
Shares redeemed in connection with reorganization (Note 1)	(22,163,161)	—
Net decrease in net assets derived from share transactions	(30,045,439)	(1,980,734)
Net increase/(decrease) in net assets	(9,881,528)	2,438,964
NET ASSETS
Beginning of period	45,657,824	43,218,860
End of period	$35,776,296	$45,657,824

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund’s Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund’s Class R Shares, which ceased operations as of the date of the reorganization.

(b)	Distributions and beneficial interest transactions reflect the effects of the tax free reorganization from the Predecessor Fund’s Class R Shares on August 1, 2025.

(c)	After the close of business on July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

See Notes to Financial Statements

RiverNorth Active Income ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended September 30, 2025 (a)	For the Year Ended September 30, 2024 (a)	For the Year Ended September 30, 2023 (a)	For the Year Ended September 30, 2022 (a)	For the Year Ended September 30, 2021 (a)
Net Asset Value, Beginning of Period	$7.73	$6.51	$6.13	$9.31	$7.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.18	0.30	0.14	0.25
Net realized and unrealized gain/(loss) on investments	0.83	1.41	0.38	(1.39)	2.12
Total from Investment Operations	1.02	1.59	0.68	(1.25)	2.37

DISTRIBUTIONS:
From distributable earnings	(0.48)	(0.37)	(0.28)	(1.87)	(0.50)
From tax return of capital	(0.07)	—	(0.02)	(0.06)	—
Total Distributions	(0.55)	(0.37)	(0.30)	(1.93)	(0.50)

Net Increase/(Decrease) in net asset value	0.47	1.22	0.38	(3.18)	1.87
Net Asset Value - End of Period	$8.20	$7.73	$6.51	$6.13	$9.31
TOTAL RETURN(c)	13.84%	24.83%	11.07%	(16.88%)	32.58%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$35,776	$16,135	$16,557	$17,380	$25,705
Ratio of net operating expenses to average net assets(d)	1.55%	1.84%	1.74%	1.64%	1.58%
Ratio of net investment income to average net assets(d)	2.50%	2.45%	4.51%	1.86%	2.88%
Portfolio turnover rate(e)	58%	41%	60%	106%	182%

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund’s Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund’s Class R Shares, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the Schedule of Investments.

(e)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, RiverNorth Active Income ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation and income.

The Fund commenced operations on December 27, 2006 as RiverNorth Core Opportunities Fund, a mutual fund that was a series of the RiverNorth Funds (the “Predecessor Fund”). On April 3, 2025, the Board of Trustees of RiverNorth Funds approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by the Fund in exchange for whole shares of beneficial interest, no par value per share, of the Fund. The Agreement and Plan of Reorganization approved by the Board of Trustees also contained provisions for the merging of the Fund’s Class I share class into the Class R share class which took place on July 7, 2025 and the termination of the Fund’s Class R share Rule 12b-1 plan which occurred on June 30, 2025. In connection with this acquisition as of the close of business on August 1, 2025, shares of the Predecessor Fund’s Class R shares were exchanged for an equivalent number of shares of the Fund, and the Fund’s net assets and net asset value per share of $35,169,145 and $7.86, respectively, shares outstanding of 4,474,446, net unrealized appreciation/ depreciation of 3,669,232 and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. RiverNorth Capital Management, LLC, the Fund’s sub-adviser, was the investment adviser to the Predecessor Fund. The Predecessor Fund had an investment objective substantially similar to that of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

The Fund currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the Cboe BZX Exchange, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

During the year ended September 30, 2025, the Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of the Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Operations & Risk Committee of the Adviser acts as the Fund’s CODM. The Fund is considered an operating segment, and its performance and operating results is reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Financial Statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies, including FASB Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund’s price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Continued)

to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of September 30, 2025:

RiverNorth Active Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Business Development Companies	$1,325,130	$—	$—	$1,325,130
Common Stocks	1,317,842	—	—	1,317,842
Closed-End Funds	24,257,574	—	—	24,257,574
Exchange-Traded Funds	4,647,636	—	—	4,647,636
Rights	—	—	—	—
Money Market Funds	4,181,362	—	—	4,181,362
Total	$35,729,544	$—	$—	$35,729,544

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: The Fund generally pays out dividends from net investment income, if any, monthly. The Fund will declare and pay capital gain distributions, if any, in cash at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Continued)

Federal Income Tax: For federal income tax purposes, the Fund intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the year ended September 30, 2025, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of September 30, 2025, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of its investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Total Return Swaps: The Fund may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

The Fund did not hold any total return swap agreements as of or during the year ended September 30, 2025.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

RiverNorth Capital Management, LLC (the “Sub-Adviser”) served as the investment advisor to the Predecessor Fund. Pursuant to the terms of the management agreement, the Predecessor Fund paid the Sub-Adviser a management fee, which was calculated daily and paid monthly, at an annual rate of 1.00% of the Predecessor Fund’s daily net assets.

TrueMark Investments LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.89% of the Fund’s daily net assets.

Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Fund to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Continued)

The Adviser has retained the Sub- Adviser to serve as the sub-adviser for the Fund. The Sub-Adviser is responsible for selecting the Fund’s investments. For its services, the Sub-Adviser is paid a fee by the Adviser, not the Fund, out of its Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees. ALPS Fund Services, Inc. (“ALPS”) served as the Predecessor Fund’s administrator.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. served as the Predecessor Fund’s distributor.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and also serves as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee. State Street served as the Predecessor Fund’s custodian and ALPS served as the Predecessor Fund’s transfer agent.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales	In-Kind Purchases	In-Kind Sales
$20,928,820	$29,991,576	$—	$798,875

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Shares Outstanding(a)
Shares sold	121,215	36,705
Dividends reinvested	120,314	113,920
Shares redeemed	(758,226)	(604,103)
Shares issued in connection with reorganization	2,792,513	—
Net increase/(decrease) in shares outstanding	2,275,816	(453,478)
Class I Shares Outstanding(b)
Shares sold	278,298	285,587
Dividends reinvested	161,779	190,089
Shares redeemed	(1,470,577)	(747,875)
Shares issued in connection with reorganization	(2,797,586)	—
Net decrease in shares outstanding	(3,828,086)	(272,199)

(a)	Beneficial interest transactions reflect the tax free reorganization from the Predecessor Fund’s Class R Shares on August 1, 2025.

(b)	After the close of business on July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Continued)

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on September 30, 2025, permanent differences resulting primarily from in-kind redemptions were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of $190,436 and $(190,436) were reclassified at September 30, 2025 among paid-in capital and total distributable earnings/(accumulated deficit), respectively, for the Fund.

The character of distributions paid on a tax basis during the year ended September 30, 2025 was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Return of Capital
RiverNorth Active Income ETF	$2,449,224	$98,866	$347,579

The character of distributions paid on a tax basis during the year ended September 30, 2024 was as follows:

Fund	Ordinary Income	Tax-Exempt Income
RiverNorth Active Income ETF	$2,254,209	$97,668

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at September 30, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)(a)	Gross Depreciation (excess of tax cost over value)(a)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
RiverNorth Active Income ETF	$3,822,000	$(346,632)	$36	$3,475,404	$32,254,176

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost and appreciation/(depreciation) for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Fund.

As of September 30, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
RiverNorth Active Income ETF	$—	$(412,496)	$3,475,404	$3,062,908

Capital loss carryovers utilized during the period ended September 30, 2025 were $2,330,680. As of September 30, 2025, the following amount is available as capital loss carry forwards to the next year:

Fund	No Expiration Short-Term
RiverNorth Active Income ETF	$(412,496)

NOTE 8 - REVOLVING LINE OF CREDIT

On April 8, 2014, the Predecessor Fund’s series trust, the RiverNorth Funds, entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street. The Revolving Credit Agreement was most recently amended on March 24, 2025. Borrowings under this arrangement bore interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan was made plus 1.25%. The Predecessor Fund discontinued its participation in the Revolving Credit Agreement on August 1, 2025 upon its reorganization into the Fund.

For the period from October 1, 2024 through August 1, 2025, the Predecessor Fund had no borrowings under the Revolving Credit Agreement.

NOTE 9 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Continued)

NOTE 10 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

RiverNorth Active Income ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RiverNorth Active Income ETF and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RiverNorth Active Income ETF (formerly, RiverNorth Core Opportunity Fund) (the “Fund”), a series of Elevation Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by TrueMark Investments, LLC since 2019.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

November 25, 2025

RiverNorth Active Income ETF

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)

The Fund designated the following for federal income tax purposes for the year ended September 30, 2025.

Foreign Taxes Paid	$13,323
Foreign Source Income	$82,371
Tax Exempt Percentage	3.88%

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

Qualified Dividend Income	8.98%
Dividend Received Deduction	10.33%

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2024, that qualify as 163(j) interest dividends was 22.29%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099.The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling toll-free (877) 774-TRUE (8783).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on July 23, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of RiverNorth Core Opportunity Fund, a series of RiverNorth Funds, into the RiverNorth Active Income ETF, a series of Elevation Series Trust.

	# of Votes	% of Votes

Vote For	2,604,780.229	99.687
Vote Against	4,511.000	0.173
Abstain	3,679.000	0.141
TOTAL	2,612,970.229	100.00

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

RiverNorth Active Income ETF Advisory Agreement Approval

At meetings held on November 5, 2024 and December 11, 2024 (collectively, the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Elevation Series Trust (the “Trust”) and TrueMark Investments, LLC (“TMI”) on behalf of CEFZ and the Investment Sub-Advisory Agreement between TMI and RiverNorth Capital Management, LLC (“RiverNorth”) (the “Sub-Advisory Agreement”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory and Sub-Advisory Agreements.

CEFZ Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that TMI currently provided advisory services to RiverNorth Core Opportunity Fund, the fund that would be reorganizing into CEFZ (the "Existing Fund"), and would provide similar services to CEFZ. The Board noted the depth of TMI's experience in the management of other registered funds, including a suite of 18 exchange traded funds ("ETFs") listed on the NYSE, Cboe and NASDAQ exchanges. The Board reviewed TMI's best execution practices and its process for evaluating broker-dealers to ensure best execution. In examining the nature, extent and quality of the investment advisory services to be provided by TMI, the Trustees considered the qualifications, experience and capabilities of TMI's management team and other personnel. The Board acknowledged the proposed investment team's experience and knowledge in investment operations similar to that of CEFZ. The Board considered the firm's detailed strategies proposed for CEFZ, noting that TMI would identify and mitigate risks by confirming that the necessary policies and procedures to address inherent risks including portfolio risks, conflicts of interest, investment limitations etc., are included in TMI's compliance manual.

The Board noted that it had received a copy of TMI’s Form ADV, as well as the response of TMI to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services provided by TMI. The Board considered the growth of TMI over recent periods and the strong financial strength of the firm. In conclusion, the Board agreed that TMI can be expected to continue to provide satisfactory service to CEFZ and its shareholders.

Performance. The Board reviewed historical information for the Existing Fund, noting for the period since inception, the Existing Fund’s performance relative to the universe and peer group across various periods. The Trustees considered information provided by the firm, noting firm management felt other funds that invested primarily in CEFs and ETFs would be better comparisons than the funds FUSE selected. In conclusion, the Trustees agreed that TMI’s proposed investment strategy and the Existing Fund’s historical performance appeared to be reasonably designed to achieve satisfactory performance for the Fund’s shareholders.

Cost of Services Provided. The Board reviewed the proposed advisory fee for CEFZ, which was proposed as a “unitary fee” under which TMI would pay all expenses of CEFZ except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of CEFZ’s unitary management fee to the respective peer funds’ total expense ratio in the FUSE Report was appropriate. The Board also stated that as all fees were paid from this unitary fee, the proposed unitary management fee reflected a not-unreasonable allocation of the advisory fees paid to the firm given the work performed by it.

The Board considered that it was provided a comparison of the Fund’s fees to a group of ETFs and mutual funds selected by FUSE (“FUSE Peer Group”). The Board noted that, when compared to the FUSE Peer Group, CEFZ’s proposed advisory fee was slightly lower than the average in the FUSE Peer Group but at the median within the range of the FUSE Peer Group funds. With the context of each of the above items, the Board concluded that the proposed unitary management fees for CEFZ were not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with CEFZ and reviewed an analysis of TMI’s expected profitability with respect to the work to be completed for CEFZ, noting the profits anticipated for CEFZ, if any, were not-unreasonable profit across the initial two-year term of the Advisory Agreement.

Conclusion. Having requested and received information from TMI as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of CEFZ and its shareholders.

CEFZ Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that RiverNorth currently provided advisory services to the Existing Fund and would provide similar services to CEFZ. The Board considered the quality of RiverNorth’s compliance program, as well as the experience of RiverNorth in providing similar services to other ETFs. The Board noted that it had received a copy of RiverNorth’s Form ADV, as well as RiverNorth’s response to a detailed series of questions that included, among other things, information about RiverNorth’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, brokerage information and other practices. The Board noted that its counsel had reviewed the firm’s financial statements. The Board considered the fact that RiverNorth would have responsibility for the general management of the day-to-day investment and reinvestment of the assets of CEFZ; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of CEFZ’s shares conducted on a cash-in-lieu basis, among others. The Board also considered RiverNorth’s recognized status in the industry with respect to portfolio management services given the number of ETFs for which it provides similar sub- advisory services.

Performance. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level.

Cost of Services Provided. The Board reviewed the proposed sub-advisory fees to be paid by TMI to RiverNorth for its services to CEFZ. The Board considered that the fees to be paid to RiverNorth were paid by TMI, not the Fund, as part of its unitary fee arrangement and agreed that fund-to-fund comparisons were most appropriate at the advisory level. The Board agreed that the RiverNorth fees reflected a not-unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm and noted that the fees were in line with those charged by RiverNorth for managing other funds.

Economies of Scale and Profitability. The Board evaluated the proposed compensation and benefits to be received by RiverNorth from its relationship with CEFZ and reviewed an analysis of RiverNorth’s profitability with respect to the work to be completed for CEFZ, noting that it earned a not-unreasonable profit from its work with the Existing Fund.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to CEFZ. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of CEFZ and its shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	December 8, 2025

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	December 8, 2025